UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

February 28, 2018

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 28, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Rising Rates, Tax-Reform Debate Weighed on Muni Returns

Early in the reporting period, the broad backdrop for U.S. bonds began shifting from generally supportive to somewhat challenging. Continued economic gains, along with anticipated Federal Reserve (Fed) action, helped push inflation expectations and U.S. Treasury yields higher. In October, the Fed launched a plan to gradually reduce its $4.5 trillion balance sheet, and in December, the Fed implemented its third rate hike of the year. The central bank also indicated it would lift rates three times in 2018, a slightly more-hawkish outlook than investors had expected.

In addition to these influences, municipal bonds (munis) faced another challenge. After stalling on President Trump’s tax-cut proposals for much of the year, Congress revisited tax reform in late 2017. The debate surrounding certain provisions related to the muni market pressured muni performance ahead of the December vote. However, the final legislation was devoid of many surprises and left intact the tax-exempt status of most munis.

The new year ushered in a new set of concerns. Stronger economic data, including robust year-over-year wage growth, further fueled expectations for rising inflation, higher rates, and a more-hawkish Fed. Treasury yields climbed to their highest levels in several years, and bond returns continued to tumble. Overall, for the six-month period, U.S. Treasury returns declined nearly 3%, according to Bloomberg Barclays. Munis declined, too, but they outperformed Treasuries, largely due to supportive supply/demand factors. California munis modestly outperformed national munis.

With inflationary pressures mounting, Treasury yields rising, and the implications of tax reform unfolding, fixed-income investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

February 28, 2018
Portfolio at a Glance
Weighted Average Maturity	18.3 years
Average Duration (Modified)	6.4 years

Top Five Sectors	% of fund investments
Special Tax	38%
Hospital	15%
Tobacco	8%
Toll Facilities	8%
Charter School	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.9%
Other Assets and Liabilities	1.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid During Period(1) 9/1/17 - 2/28/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.40	$2.48	0.50%
I Class	$1,000	$1,002.30	$1.49	0.30%
Y Class	$1,000	$1,001.40	$1.34	0.27%
A Class	$1,000	$999.20	$3.72	0.75%
C Class	$1,000	$995.40	$7.42	1.50%
Hypothetical
Investor Class	$1,000	$1,022.32	$2.51	0.50%
I Class	$1,000	$1,023.31	$1.51	0.30%
Y Class	$1,000	$1,023.46	$1.35	0.27%
A Class	$1,000	$1,021.08	$3.76	0.75%
C Class	$1,000	$1,017.36	$7.50	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

FEBRUARY 28, 2018 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.9%
California — 97.5%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	$2,400,000	$2,723,688
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,192,740
ABC Unified School District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	1,000,000	933,690
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,365,825
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,288,020
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,281,260
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	1,500,000	1,672,545
Antelope Valley Healthcare District Rev., 5.00%, 3/1/26	5,000,000	5,332,300
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,162,950
Bay Area Toll Authority Rev., VRDN, 1.79%, 3/1/18, resets weekly off the MUNIPSA plus 0.70%	1,450,000	1,455,728
Bay Area Toll Authority Rev., VRDN, 2.19%, 3/1/18, resets weekly off the MUNIPSA plus 1.10%	2,500,000	2,572,275
Bay Area Toll Authority Rev., VRDN, 2.34%, 3/1/18, resets weekly off the MUNIPSA plus 1.25%	1,000,000	1,040,730
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,112,210
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,105,759
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/23 (AGM)(1)	1,000,000	876,490
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	2,622,904
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46	1,000,000	990,170
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,029,180
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,511,205
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 0.00%, 6/1/46(1)	15,975,000	2,512,867
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	838,931
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,820,000	1,986,876
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/30	575,000	667,293
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/31	650,000	751,530
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/32	500,000	575,100
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/33	575,000	658,916
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/34	1,250,000	1,425,000

6

	Principal Amount	Value
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/35	$1,250,000	$1,420,788
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/24	2,250,000	2,455,222
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/25	250,000	273,935
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/26	1,020,000	1,134,352
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.50%, 10/1/20	1,500,000	1,536,090
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.09%, 3/1/18, resets weekly off the MUNIPSA plus 1.00%	2,190,000	2,199,570
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.97%, 3/1/18, resets daily off the remarketing agent (LOC: Union Bank N.A.)	2,605,000	2,605,000
California Mobilehome Park Financing Authority Rev., (Millennium Housing of California), 5.50%, 12/15/41	2,000,000	2,002,040
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	1,987,838
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/25	1,210,000	1,415,869
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/26	355,000	418,048
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,887,602
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	2,137,500
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	646,986
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	404,237
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 1.00%, 3/1/18, resets daily off the remarketing agent (GA: Chevron Corp.)	12,600,000	12,600,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.00%, 3/1/18, resets daily off the remarketing agent (GA: Chevron Corp.)	6,900,000	6,900,000
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,160,480
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	3,954,629
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	625,000	627,225
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,305,458
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	2,100,000	2,005,479
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	1,957,322
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,337,770
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	3,500,000	3,986,430
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,123,800
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,130,870

7

	Principal Amount	Value
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	$500,000	$567,610
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	381,819
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	540,200
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	323,199
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,747,584
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	825,056
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	1,810,000	1,851,358
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	1,837,147
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	943,499
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,470,770
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,052,154
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,926,645
California Pollution Control Financing Authority Rev., (Pacific Gas & Electric Co.), VRDN, 0.96%, 3/1/18, resets daily off the remarketing agent (LOC: TD Bank N.A.)	3,600,000	3,600,000
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,787,385
California Public Finance Authority Rev., (Keck Graduate Institute of Applied Life Sciences), 5.00%, 7/1/47(2)	2,965,000	3,198,642
California School Finance Authority Rev., (52nd & Crenshaw LLC), 6.00%, 10/1/49	700,000	748,923
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,390,240
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,383,800
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(2)	500,000	561,425
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(2)	1,285,000	1,434,754
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(2)	795,000	882,665
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(2)	400,000	442,172
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(2)	500,000	550,305
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,082,240
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(2)	1,000,000	1,078,210
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,853,604
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	1,565,000	1,598,601
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/54(2)	1,660,000	1,683,190

8

	Principal Amount	Value
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	$2,525,000	$2,538,988
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,522,635
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	4,630,000	4,726,906
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	2,029,560
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/42(2)	2,010,000	1,845,924
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/52(2)	2,190,000	1,954,093
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,710,980
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,051,386
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	1,425,000	1,426,368
California School Finance Authority Rev., (Kipp Schools), 4.125%, 7/1/24	455,000	483,751
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/34	500,000	544,900
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/37(2)	1,180,000	1,309,363
California School Finance Authority Rev., (Kipp Schools), 5.125%, 7/1/44	700,000	759,507
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/45(2)	1,650,000	1,785,432
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(2)	1,215,000	1,277,670
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	500,000	535,380
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	910,829
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,034,310
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	374,299
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,156,343
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	1,550,000	1,587,944
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,086,270
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	2,014,757
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(2)	2,935,000	2,837,411
California State Public Works Board Rev., 5.00%, 4/1/25	1,500,000	1,679,850
California State Public Works Board Rev., 5.75%, 10/1/31	1,000,000	1,129,680
California State Public Works Board Rev., 5.00%, 12/1/31	975,000	1,072,646
California State Public Works Board Rev., 5.00%, 4/1/37	5,465,000	6,025,272
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,634,655
California State Public Works Board Rev., 5.00%, 9/1/39	7,000,000	7,834,050
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	1,500,000	1,591,530

9

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	$1,785,000	$2,002,484
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,279,728
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	2,400,000	2,614,464
California Statewide Communities Development Authority Rev., (Be.group), 7.25%, 11/15/41(2)	2,500,000	2,703,175
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(2)	2,000,000	1,997,360
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,631,683
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	2,990,000	3,282,870
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	4,450,000	4,807,246
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,000,000	1,111,380
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,668,090
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,035,890
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,340,750
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	1,500,000	1,618,800
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,108,300
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45	7,000,000	5,335,820
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.12%, 3/7/18, resets weekly off the remarketing agent	2,300,000	2,300,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,683,260
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,237,520
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,455,798
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,069,590
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,801,167
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	5,000,000	5,369,150
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	10,460,439
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,984,176

10

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(2)	$10,250,000	$10,956,122
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,504,485
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18, resets off the remarketing agent	4,350,000	4,349,521
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	348,505
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	362,601
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	369,964
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,092,666
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,113,695
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,098,860
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	4,515,000	4,989,526
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,634,850
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,791,537
Capistrano Unified School District Special Tax, 3.20%, 9/1/44	1,610,000	1,384,181
Capistrano Unified School District Special Tax, 4.00%, 9/1/46	3,000,000	3,086,190
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,411,175
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,481,269
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,551,907
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,012,900
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,123,665
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,180,100
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,147,917
Duarte Unified School District GO, Capital Appreciation, 0.00%, 11/1/23 (AGM)(1)	1,150,000	1,003,525
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,279,513
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,116,701
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,250,000	1,374,250
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	3,881,735
El Dorado County Special Tax, 5.00%, 9/1/27	1,055,000	1,204,578
El Dorado County Special Tax, 5.00%, 9/1/29	1,225,000	1,382,082
El Dorado County Special Tax, 5.00%, 9/1/30	1,325,000	1,487,591
El Dorado County Special Tax, 5.00%, 9/1/31	1,280,000	1,431,040
El Dorado County Special Tax, 5.00%, 9/1/32	1,355,000	1,507,492
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,256,875
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,330,236
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,124,398

11

	Principal Amount	Value
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/22	$1,310,000	$1,409,861
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/24	1,705,000	1,845,799
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/26	2,140,000	2,321,194
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/46	3,500,000	3,845,205
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	590,000	674,907
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,134,310
Escondido Joint Powers Financing Authority Rev., 5.00%, 9/1/31	1,355,000	1,503,806
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	4,721,127
Fontana Special Tax, 5.00%, 9/1/46	1,000,000	1,111,770
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,712,800
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	27,500,000	32,182,700
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(3)	2,200,000	1,944,338
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,054,880
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	3,750,000	4,232,700
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,286,200
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,183,920
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,699,815
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,143,360
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,149,850
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,545,000	1,768,670
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,674,675
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	2,945,000	2,948,652
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,139,230
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	17,900,000	17,855,250
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	4,705,000	4,740,287
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(1)	20,000,000	2,732,600
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	382,788
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,270,982
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,174,406
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,930,836
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/32 (XLCA)	3,000,000	3,005,160
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/37 (XLCA)	2,025,000	2,028,382
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,872,431
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,644,250
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,050,310
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,500,000	1,568,640

12

	Principal Amount	Value
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	$2,500,000	$2,790,475
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 10/15/47	4,000,000	4,230,960
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,242,911
Irvine Special Assessment, 5.00%, 9/2/24	700,000	773,416
Irvine Special Assessment, 5.00%, 9/2/26	600,000	659,976
Irvine Special Assessment, 5.00%, 9/2/29	700,000	763,819
Irvine Special Assessment, 5.00%, 9/2/30	350,000	380,989
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,639,020
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,079,860
Irvine Special Tax, 5.00%, 9/1/44	500,000	539,930
Irvine Special Tax, 4.00%, 9/1/45	7,500,000	7,559,175
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	4,816,350
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	635,404
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	803,726
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	478,540
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	561,875
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	557,611
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	3,852,730
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	266,335
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,742,532
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,062,770
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,109,170
Jurupa Unified School District Special Tax, 3.625%, 9/1/42	1,300,000	1,218,516
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	993,140
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,157,530
Lake Elsinore Special Tax, 4.00%, 9/1/46	4,480,000	4,505,670
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	875,000	885,360
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/34	535,000	582,572
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	2,380,000	2,595,604
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	602,358
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	898,452
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/27	450,000	520,677
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/28	505,000	581,174
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/30	1,300,000	1,480,063
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/32	1,510,000	1,703,386
Lammersville Joint Unified School District Special Tax, 6.00%, 9/1/43	1,250,000	1,446,263
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/47	3,750,000	4,118,512
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,443,273
Long Beach Marina System Rev., 5.00%, 5/15/45	5,245,000	5,734,831

13

	Principal Amount	Value
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	$755,000	$759,575
Los Angeles County COP, 5.00%, 3/1/23	1,000,000	1,134,350
Los Angeles County Schools COP, 4.00%, 6/1/18 (AGM)	1,650,000	1,660,643
Los Angeles County Schools COP, 5.00%, 6/1/19 (AGM)	1,200,000	1,251,372
Los Angeles County Schools COP, 5.00%, 6/1/20 (AGM)	1,305,000	1,406,738
Los Angeles County Schools COP, 5.00%, 6/1/21 (AGM)	1,895,000	2,097,405
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30	3,500,000	4,003,545
Los Angeles Unified School District COP, 5.00%, 10/1/29	350,000	393,449
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,336,970
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,700,000	2,387,769
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	4,000,000	5,569,720
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,396,068
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/26	755,000	879,386
Menifee Union School District Public Financing Authority Special Tax, 4.00%, 9/1/27	420,000	449,761
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/28	325,000	374,000
Modesto Irrigation District COP, 6.00%, 10/1/39, Prerefunded at 100% of Par(4)	2,120,000	2,225,131
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,411,400
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	719,911
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	903,309
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,873,904
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	2,530,000	2,886,477
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	1,974,048
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,168,163
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,301,281
Napa Special Tax, 4.00%, 9/1/25	155,000	167,391
Napa Special Tax, 4.00%, 9/1/26	365,000	393,050
Napa Special Tax, 4.00%, 9/1/33	315,000	326,860
Napa Special Tax, 4.00%, 9/1/34	400,000	413,752
Napa Special Tax, 4.00%, 9/1/42	2,270,000	2,318,646
Napa Special Tax, 4.00%, 9/1/47	4,070,000	4,124,660
Norman Y Mineta San Jose International Airport SJC Rev., 5.25%, 3/1/34	2,605,000	2,837,392
Northern California Power Agency Rev., 5.00%, 7/1/31	1,090,000	1,212,036
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	4,380,000	4,319,950
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	447,178
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	1,000,000	1,101,710
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,000,000	1,097,870
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,087,150

14

	Principal Amount	Value
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	$500,000	$542,065
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	700,000	703,850
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	1,000,000	999,970
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,146,170
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,011,040
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	4,000,000	4,491,880
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	10,920,900
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	2,821,167
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	2,095,000	2,347,196
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,072,712
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	400,000	453,392
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/24 (BAM)	475,000	555,741
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/25 (BAM)	850,000	1,004,913
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/26 (BAM)	600,000	715,182
Palm Springs Financing Authority Rev., 5.00%, 6/1/35	4,000,000	4,415,720
Palomar Health Rev., 5.00%, 11/1/27	2,005,000	2,263,164
Palomar Health Rev., 5.00%, 11/1/30	3,000,000	3,340,800
Palomar Health Rev., 5.00%, 11/1/31	2,125,000	2,359,685
Palomar Health Rev., 5.00%, 11/1/36	6,250,000	6,837,562
Palomar Health Rev., 4.00%, 11/1/39	8,875,000	8,574,670
Palomar Health Rev., 5.00%, 11/1/39	3,170,000	3,438,689
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	10,836,100
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,246,295
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,148,180
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,494,693
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,724,837
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,198,067
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,908,273
Poway Unified School District Special Tax, 3.375%, 9/1/42	2,475,000	2,242,053
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,089,923
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	995,000	1,087,873
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,250,000	1,364,950
Rancho Cordova Special Tax, 4.00%, 9/1/22	400,000	428,896
Rancho Cordova Special Tax, 4.00%, 9/1/23	650,000	702,910
Rancho Cordova Special Tax, 4.00%, 9/1/24	500,000	542,220
Rancho Cordova Special Tax, 4.00%, 9/1/26	1,000,000	1,076,070

15

	Principal Amount	Value
Rancho Cordova Special Tax, 4.00%, 9/1/27	$425,000	$452,073
Rancho Cordova Special Tax, 4.00%, 9/1/29	1,280,000	1,342,054
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,400,247
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,100,500
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,299,168
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,353,850
Redding Electric System Rev., 5.00%, 6/1/21	400,000	442,456
Redding Electric System Rev., 5.00%, 6/1/23	740,000	852,029
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,376,077
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,779,857
Rio Elementary School District Community Facilities District Special Tax, 5.50%, 9/1/39	1,785,000	1,963,054
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,739,785
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,342,550
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,112,904
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,681,431
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,489,625
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,221,866
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,167,850
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	3,018,647
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	592,612
Riverside County Transportation Commission Rev., 5.25%, 6/1/39, Prerefunded at 100% of Par(4)	800,000	933,216
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	556,765
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	725,480
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,150,181
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	1,654,000
Riverside Electric Rev., VRDN, 0.99%, 3/7/18, resets weekly off the remarketing agent (LOC: Barclays Bank plc)	3,265,000	3,265,000
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,157,857
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,176,660
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,387,588
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,829,658
Roseville Special Tax, 5.00%, 9/1/32(2)	1,265,000	1,369,337
Roseville Special Tax, 5.00%, 9/1/37	1,250,000	1,382,250
Roseville Special Tax, 5.00%, 9/1/38	1,650,000	1,811,486
Roseville Special Tax, 5.00%, 9/1/44	1,650,000	1,749,396
Roseville Special Tax, 5.00%, 9/1/47(2)	6,500,000	6,909,045
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,737,650
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,072,900

16

	Principal Amount	Value
Sacramento Special Tax, 5.00%, 9/1/46	$2,250,000	$2,446,200
Sacramento Special Tax, 5.00%, 9/1/47(2)	1,900,000	1,996,748
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,144,650
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,332,057
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,535,594
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	751,896
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,625,988
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,548,990
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,348,090
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,106,713
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,672,522
Sacramento County Airport System Rev., 6.00%, 7/1/35	4,000,000	4,060,080
Sacramento Transportation Authority Rev., 5.00%, 10/1/24	1,055,000	1,198,797
San Bernardino County Special Tax, 5.00%, 9/1/33	3,000,000	3,299,730
San Bernardino County Special Tax, 4.00%, 9/1/42	700,000	709,401
San Bernardino County Special Tax, 4.00%, 9/1/48	1,000,000	998,250
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/21 (AGM)	3,900,000	4,348,656
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/23 (AGM)	2,425,000	2,795,273
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	9,350,000	10,470,504
San Clemente Special Tax, 5.00%, 9/1/46	7,635,000	8,238,165
San Diego Special Tax, 5.00%, 9/1/37	980,000	1,072,914
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/31	2,000,000	2,355,420
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/33	1,550,000	1,808,835
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/37	2,000,000	2,304,020
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	978,470
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	610,045
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	820,939
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,274,854
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,264,800
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/24	300,000	342,510
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/25	955,000	1,086,198
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	567,080
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	1,500,000	1,671,735
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/30	2,000,000	2,245,040
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	390,000	433,376
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	545,000	617,997
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	650,000	749,938

17

	Principal Amount	Value
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	$700,000	$820,372
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	853,178
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,371,260
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/33	780,000	883,022
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/18	515,000	520,670
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,076,970
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	303,237
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,234,861
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,324,582
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	501,696
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,441,101
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	375,582
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,551,700
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,487,913
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	110,415
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	9,720,640
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	168,116
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	637,422
San Mateo Special Tax, 6.00%, 9/1/42	500,000	559,765
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,457,270
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,250,000	1,364,813
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/21, Prerefunded at 103% of Par(4)	465,000	505,409
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,475,000	1,657,959
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,358,722
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,365,192
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	11,373,760
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	5,000,000	1,267,900
Southern California Public Power Authority Rev., 5.25%, 11/1/19 (GA: Goldman Sachs & Co.)	2,445,000	2,586,737
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs & Co.)	3,755,000	4,419,597
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,375,776
State of California GO, 5.00%, 11/1/19	5,000,000	5,291,500
State of California GO, 5.25%, 2/1/30	5,000,000	5,640,950

18

	Principal Amount	Value
State of California GO, VRN, 1.99%, 3/1/18, resets weekly off the MUNIPSA plus 0.90%	$2,000,000	$2,000,480
State of California GO, VRN, 2.09%, 3/1/18, resets weekly off the MUNIPSA plus 1.00%	800,000	803,928
State of California GO, VRN, 2.24%, 3/1/18, resets weekly off the MUNIPSA plus 1.15%	960,000	973,440
Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,552,367
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	1,750,000	2,007,477
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	1,750,000	2,068,797
Stockton Unified School District GO, 5.00%, 8/1/31	4,620,000	5,305,100
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,546,615
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	1,991,881
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,518,395
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/22 (NATL)(1)	2,690,000	2,442,359
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	2,220,000	1,955,198
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	4,000,000	4,335,040
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	1,999,960
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	20,000,000	1,975,000
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	25,000,000	3,826,000
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,256,480
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	14,120,000	14,144,286
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	3,031,750
Tracy Community Facilities District No. 2006-01 Special Tax, 5.75%, 9/1/36	3,105,000	3,106,863
Tracy Public Financing Authority Special Tax, 4.00%, 9/2/18	1,900,000	1,922,325
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/19	2,285,000	2,389,950
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/20	2,100,000	2,245,446
Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	568,195
Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	586,450
Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	474,584
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,633,929
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,210,264
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,411,398
University of California Rev., VRDN, 0.97%, 3/1/18, resets weekly off the remarketing agent	700,000	700,000
Upland COP, 4.00%, 1/1/42	3,000,000	3,019,290
Upland COP, 5.00%, 1/1/47	2,500,000	2,754,850
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,896,982
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	448,920

19

	Principal Amount	Value
Washington Township Health Care District Rev., 3.25%, 7/1/27	$1,000,000	$999,170
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	758,693
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,021,200
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,796,835
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,479,020
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,563,850
Woodland Special Tax, 4.00%, 9/1/41	2,750,000	2,775,685
Woodland Special Tax, 4.00%, 9/1/45	2,760,000	2,777,802
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL)(1)	1,500,000	1,232,235
		1,076,814,429
Guam — 1.1%
Guam Government Rev., 5.125%, 1/1/42	1,000,000	1,043,000
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	890,630
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,109,013
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,709,599
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,375,601
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,215,010
		12,342,853
U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Rev., 5.00%, 9/1/33(2)	2,500,000	2,625,850
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $1,055,940,430)		1,091,783,132
OTHER ASSETS AND LIABILITIES — 1.1%		12,693,438
TOTAL NET ASSETS — 100.0%		$1,104,476,570

20

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $134,048,689, which represented 12.1% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

21

Statement of Assets and Liabilities

FEBRUARY 28, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,055,940,430)	$1,091,783,132
Cash	56,255
Receivable for investments sold	148,450
Receivable for capital shares sold	681,348
Interest receivable	15,038,460
1,107,707,645

Liabilities
Payable for capital shares redeemed	2,418,625
Accrued management fees	387,568
Distribution and service fees payable	30,659
Dividends payable	394,223
3,231,075

Net Assets	$1,104,476,570

Net Assets Consist of:
Capital paid in	$1,084,378,112
Accumulated net realized loss	(15,744,244)
Net unrealized appreciation	35,842,702
$1,104,476,570

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$843,258,102	80,541,738	$10.47
I Class	$184,532,470	17,631,929	$10.47
Y Class	$5,206	497	$10.47
A Class	$49,467,232	4,724,556	$10.47*
C Class	$27,213,560	2,598,979	$10.47
*Maximum offering price $10.96 (net asset value divided by 0.955).

See Notes to Financial Statements.

22

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$21,624,341

Expenses:
Management fees	2,483,671
Distribution and service fees:
A Class	65,120
C Class	139,470
Trustees' fees and expenses	31,977
Other expenses	684
2,720,922

Net investment income (loss)	18,903,419

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	7,280,926
Change in net unrealized appreciation (depreciation) on investments	(25,702,083)

Net realized and unrealized gain (loss)	(18,421,157)

Net Increase (Decrease) in Net Assets Resulting from Operations	$482,262

See Notes to Financial Statements.

23

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2018 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2017
Increase (Decrease) in Net Assets	February 28, 2018	August 31, 2017
Operations
Net investment income (loss)	$18,903,419	$36,915,556
Net realized gain (loss)	7,280,926	11,983,850
Change in net unrealized appreciation (depreciation)	(25,702,083)	(50,783,956)
Net increase (decrease) in net assets resulting from operations	482,262	(1,884,550)

Distributions to Shareholders
From net investment income:
Investor Class	(14,650,535)	(28,324,115)
I Class	(3,053,925)	(4,497,795)
Y Class	(96)	(75)
A Class	(848,988)	(3,299,979)
C Class	(349,875)	(793,592)
Decrease in net assets from distributions	(18,903,419)	(36,915,556)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	50,886,998	(57,422,820)

Net increase (decrease) in net assets	32,465,841	(96,222,926)

Net Assets
Beginning of period	1,072,010,729	1,168,233,655
End of period	$1,104,476,570	$1,072,010,729

See Notes to Financial Statements.

24

Notes to Financial Statements

FEBRUARY 28, 2018 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

25

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 28, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%
I Class		0.0500% to 0.1100%	0.29%
Y Class		0.0200% to 0.0800%	0.26%
A Class		0.2500% to 0.3100%	0.49%
C Class		0.2500% to 0.3100%	0.49%

26

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 28, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $17,870,000 and $19,638,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2018 were $336,145,097 and $298,054,520, respectively.

27

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2018		Year ended August 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,762,592	$114,224,787	26,189,729	$273,638,534
Issued in reinvestment of distributions	1,237,101	13,080,008	2,324,261	24,326,354
Redeemed	(10,752,963)	(113,928,315)	(27,686,532)	(288,127,876)
	1,246,730	13,376,480	827,458	9,837,012
I Class
Sold	6,882,109	72,914,631	6,250,544	65,605,363
Issued in reinvestment of distributions	245,798	2,597,446	420,458	4,395,823
Redeemed	(3,001,116)	(31,781,497)	(5,736,159)	(59,396,128)
	4,126,791	43,730,580	934,843	10,605,058
Y Class
Sold	—	—	481	5,000
Issued in reinvestment of distributions	9	96	7	75
	9	96	488	5,075
A Class
Sold	275,069	2,920,162	2,199,257	23,014,296
Issued in reinvestment of distributions	50,633	535,407	260,115	2,712,818
Redeemed	(810,492)	(8,622,195)	(9,578,080)	(99,395,422)
	(484,790)	(5,166,626)	(7,118,708)	(73,668,308)
C Class
Sold	137,318	1,456,166	519,375	5,461,353
Issued in reinvestment of distributions	29,442	311,289	60,676	634,383
Redeemed	(266,051)	(2,820,987)	(986,201)	(10,297,393)
	(99,291)	(1,053,532)	(406,150)	(4,201,657)
Net increase (decrease)	4,789,449	$50,886,998	(5,762,069)	$(57,422,820)

(1)	April 10, 2017 (commencement of sale) through August 31, 2017 for the Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

28

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,055,940,430
Gross tax appreciation of investments	$45,136,209
Gross tax depreciation of investments	(9,293,507)
Net tax appreciation (depreciation) of investments	$35,842,702

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2017, the fund had accumulated short-term capital losses of $(19,088,869) which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(12,885,340) and $(6,203,529) expire in 2018 and 2019, respectively.

As of August 31, 2017, the fund had post-October capital loss deferrals of $(3,936,301), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

29

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$10.65	0.18	(0.18)	—(4)	(0.18)	$10.47	0.04%	0.50%(5)	3.51%(5)	28%	$843,258
2017	$10.97	0.37	(0.32)	0.05	(0.37)	$10.65	0.58%	0.50%	3.53%	50%	$844,105
2016	$10.30	0.37	0.67	1.04	(0.37)	$10.97	10.27%	0.50%	3.47%	19%	$860,997
2015	$10.25	0.39	0.05	0.44	(0.39)	$10.30	4.32%	0.50%	3.75%	41%	$631,702
2014	$9.33	0.41	0.92	1.33	(0.41)	$10.25	14.50%	0.50%	4.14%	57%	$571,924
2013	$10.13	0.40	(0.80)	(0.40)	(0.40)	$9.33	(4.14)%	0.50%	3.99%	81%	$472,141
I Class
2018(3)	$10.64	0.20	(0.17)	0.03	(0.20)	$10.47	0.23%	0.30%(5)	3.71%(5)	28%	$184,532
2017	$10.97	0.39	(0.33)	0.06	(0.39)	$10.64	0.69%	0.30%	3.73%	50%	$143,717
2016	$10.30	0.39	0.67	1.06	(0.39)	$10.97	10.49%	0.30%	3.67%	19%	$137,888
2015	$10.25	0.41	0.05	0.46	(0.41)	$10.30	4.53%	0.30%	3.95%	41%	$83,751
2014	$9.33	0.43	0.92	1.35	(0.43)	$10.25	14.73%	0.30%	4.34%	57%	$76,561
2013	$10.13	0.42	(0.80)	(0.38)	(0.42)	$9.33	(3.94)%	0.30%	4.19%	81%	$25,217
Y Class
2018(3)	$10.65	0.20	(0.18)	0.02	(0.20)	$10.47	0.14%	0.27%(5)	3.74%(5)	28%	$5
2017(6)	$10.39	0.15	0.26	0.41	(0.15)	$10.65	4.01%	0.27%(5)	3.73%(5)	50%(7)	$5

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$10.65	0.17	(0.18)	(0.01)	(0.17)	$10.47	(0.08)%	0.75%(5)	3.26%(5)	28%	$49,467
2017	$10.97	0.34	(0.32)	0.02	(0.34)	$10.65	0.33%	0.75%	3.28%	50%	$55,457
2016	$10.30	0.34	0.67	1.01	(0.34)	$10.97	10.00%	0.75%	3.22%	19%	$135,279
2015	$10.25	0.36	0.05	0.41	(0.36)	$10.30	4.06%	0.75%	3.50%	41%	$119,150
2014	$9.33	0.38	0.92	1.30	(0.38)	$10.25	14.21%	0.75%	3.89%	57%	$114,878
2013	$10.13	0.38	(0.80)	(0.42)	(0.38)	$9.33	(4.38)%	0.75%	3.74%	81%	$105,296
C Class
2018(3)	$10.65	0.13	(0.18)	(0.05)	(0.13)	$10.47	(0.46)%	1.50%(5)	2.51%(5)	28%	$27,214
2017	$10.97	0.27	(0.32)	(0.05)	(0.27)	$10.65	(0.42)%	1.50%	2.53%	50%	$28,726
2016	$10.30	0.26	0.67	0.93	(0.26)	$10.97	9.18%	1.50%	2.47%	19%	$34,070
2015	$10.25	0.28	0.05	0.33	(0.28)	$10.30	3.29%	1.50%	2.75%	41%	$27,917
2014	$9.33	0.31	0.92	1.23	(0.31)	$10.25	13.37%	1.50%	3.14%	57%	$23,860
2013	$10.13	0.30	(0.80)	(0.50)	(0.30)	$9.33	(5.09)%	1.50%	2.99%	81%	$25,056

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended February 28, 2018 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	April 10, 2017 (commencement of sale) through August 31, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

33

Notes

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91770 1804

Semiannual Report

February 28, 2018

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 28, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Rising Rates, Tax-Reform Debate Weighed on Muni Returns

Early in the reporting period, the broad backdrop for U.S. bonds began shifting from generally supportive to somewhat challenging. Continued economic gains, along with anticipated Federal Reserve (Fed) action, helped push inflation expectations and U.S. Treasury yields higher. In October, the Fed launched a plan to gradually reduce its $4.5 trillion balance sheet, and in December, the Fed implemented its third rate hike of the year. The central bank also indicated it would lift rates three times in 2018, a slightly more-hawkish outlook than investors had expected.

In addition to these influences, municipal bonds (munis) faced another challenge. After stalling on President Trump’s tax-cut proposals for much of the year, Congress revisited tax reform in late 2017. The debate surrounding certain provisions related to the muni market pressured muni performance ahead of the December vote. However, the final legislation was devoid of many surprises and left intact the tax-exempt status of most munis.

The new year ushered in a new set of concerns. Stronger economic data, including robust year-over-year wage growth, further fueled expectations for rising inflation, higher rates, and a more-hawkish Fed. Treasury yields climbed to their highest levels in several years, and bond returns continued to tumble. Overall, for the six-month period, U.S. Treasury returns declined nearly 3%, according to Bloomberg Barclays. Munis declined, too, but they outperformed Treasuries, largely due to supportive supply/demand factors. California munis modestly outperformed national munis.

With inflationary pressures mounting, Treasury yields rising, and the implications of tax reform unfolding, fixed-income investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

February 28, 2018
Portfolio at a Glance
Weighted Average Maturity	8.8 years
Average Duration (Modified)	4.6 years

Top Five Sectors	% of fund investments
Special Tax	12%
Hospital	11%
Pre-Refunded	10%
General Obligation (GO) - Local	10%
Water/Sewer	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.4%
Other Assets and Liabilities	(0.4)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid During Period(1) 9/1/17 - 2/28/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$986.60	$2.32	0.47%
I Class	$1,000	$987.60	$1.33	0.27%
Y Class	$1,000	$987.80	$1.18	0.24%
A Class	$1,000	$985.40	$3.54	0.72%
C Class	$1,000	$981.80	$7.22	1.47%
Hypothetical
Investor Class	$1,000	$1,022.46	$2.36	0.47%
I Class	$1,000	$1,023.46	$1.35	0.27%
Y Class	$1,000	$1,023.60	$1.20	0.24%
A Class	$1,000	$1,021.22	$3.61	0.72%
C Class	$1,000	$1,017.51	$7.35	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

FEBRUARY 28, 2018 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.4%
California — 100.0%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	$1,000,000	$1,153,680
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,152,010
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	506,140
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.25%, 8/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,280,832
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	3,500,000	3,923,990
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,614,995
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,635,000	3,113,226
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,624,938
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	495,000	572,765
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/20	3,010,000	3,270,847
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,120,890
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	2,000,000	2,301,620
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/25	500,000	580,950
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,000,000	4,469,600
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	500,000	557,515
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(2)	1,000,000	573,490
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(2)	12,750,000	6,354,982
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,904,675
Anaheim Public Financing Authority Rev., 5.25%, 4/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,605,325
Anaheim Public Financing Authority Rev., 5.375%, 4/1/21, Prerefunded at 100% of Par(1)	1,000,000	1,113,020
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	1,200,000	1,368,660
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	2,275,000	2,594,751
Anaheim Public Financing Authority Rev., 5.00%, 5/1/25	1,000,000	1,159,300
Anaheim Public Financing Authority Rev., 5.00%, 5/1/28	1,100,000	1,267,013
Anaheim Public Financing Authority Rev., 5.00%, 5/1/29	1,250,000	1,436,687
Anaheim Public Financing Authority Rev., 5.00%, 5/1/34	1,360,000	1,546,402
Anaheim Public Financing Authority Rev., 5.00%, 5/1/39	1,550,000	1,750,182
Anaheim Public Financing Authority Rev., 5.00%, 5/1/46	4,200,000	4,717,104
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	580,666
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	868,037
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	492,016
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	819,987

	Principal Amount	Value
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	$895,000	$1,035,121
Bay Area Toll Authority Rev., 5.00%, 4/1/23, Prerefunded at 100% of Par(1)	8,265,000	9,500,122
Bay Area Toll Authority Rev., 5.00%, 4/1/24	1,500,000	1,691,790
Bay Area Toll Authority Rev., 5.00%, 4/1/25	3,500,000	3,940,160
Bay Area Toll Authority Rev., 5.00%, 4/1/28	7,185,000	8,061,498
Bay Area Toll Authority Rev., 5.00%, 4/1/28	5,000,000	6,142,700
Bay Area Toll Authority Rev., 4.00%, 4/1/30	10,000,000	10,947,700
Bay Area Toll Authority Rev., 5.00%, 10/1/54	5,000,000	5,555,200
Bay Area Toll Authority Rev., VRDN, 1.79%, 3/1/18, resets weekly off the MUNIPSA plus 0.70%	1,550,000	1,556,122
Bay Area Toll Authority Rev., VRDN, 2.19%, 3/1/18, resets weekly off the MUNIPSA plus 1.10%	3,750,000	3,858,412
Bay Area Toll Authority Rev., VRDN, 2.34%, 3/1/18, resets weekly off the MUNIPSA plus 1.25%	4,000,000	4,162,920
Bay Area Toll Authority Rev., VRDN, 2.10%, 4/1/22, resets off the remarketing agent	12,565,000	12,590,758
Bay Area Toll Authority Rev., VRDN, 2.00%, 4/1/21, resets off the remarketing agent	2,000,000	2,008,020
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 0.00%, 8/1/23(3)	1,500,000	1,349,070
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 0.00%, 8/1/23(3)	1,785,000	1,598,218
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	4,000,000	4,058,360
California Educational Facilities Authority Rev., 5.00%, 10/1/21(1)	365,000	406,260
California Educational Facilities Authority Rev., 5.00%, 10/1/21	385,000	427,389
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	823,493
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,078,000
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	285,000	334,399
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,588,409
California Educational Facilities Authority Rev., (Claremont Mckenna College), 5.00%, 1/1/32	750,000	865,845
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,223,520
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	930,728
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	354,966
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	940,240
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,436,035
California Educational Facilities Authority Rev., (Pomona College), 5.00%, 1/1/19, Prerefunded at 100% of Par(1)	2,100,000	2,165,016
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18, Prerefunded at 100% of Par(1)	655,000	657,070
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18(1)	500,000	501,600
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/18, Prerefunded at 100% of Par(1)	1,875,000	1,881,300

	Principal Amount	Value
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/18, Prerefunded at 100% of Par(1)	$4,675,000	$4,692,110
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/18, Prerefunded at 100% of Par(1)	325,000	326,203
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/27	275,000	322,817
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/28	250,000	291,685
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/29	360,000	357,556
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/30	365,000	358,226
California Educational Facilities Authority Rev., (University of Redlands), 3.125%, 10/1/31	295,000	291,610
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/32	600,000	687,846
California Educational Facilities Authority Rev., (University of Redlands), 3.25%, 10/1/33	355,000	350,286
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/18, Prerefunded at 100% of Par(1)	2,950,000	3,015,490
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25	1,875,000	2,246,925
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,687,575
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/25	1,000,000	1,095,740
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/39	2,415,000	2,473,177
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,016,870
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/22	3,000,000	3,417,870
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/23	2,150,000	2,489,657
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/24	1,450,000	1,699,719
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/26	3,000,000	3,575,700
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/27	6,000,000	7,137,360
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/31	2,700,000	3,168,126
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/32	400,000	467,824
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.25%, 11/1/29 (GA: Childern's Healthcare of California)	5,000,000	5,371,550
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.00%, 7/1/18(1)	3,000,000	3,036,930
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 6.00%, 7/1/19, Prerefunded at 100% of Par(1)	3,400,000	3,602,572
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/22	500,000	558,790
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,385,352
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	583,395

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/42	$1,000,000	$1,120,670
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,534,883
California Health Facilities Financing Authority Rev., (Northern California Retired Officers Community), 5.70%, 12/1/18, Prerefunded at 100% of Par (Ambac California Mortgage Insurance)(1)	1,455,000	1,503,641
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.25%, 10/1/18, Prerefunded at 100% of Par(1)	3,250,000	3,344,640
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	1,000,000	1,030,260
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	2,085,000	2,148,092
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.50%, 7/1/29	1,500,000	1,576,470
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,191,948
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.75%, 7/1/39	2,000,000	2,107,420
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRDN, 5.00%, 10/18/22, resets off the remarketing agent	2,200,000	2,488,200
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/20, Prerefunded at 100% of Par(1)	2,000,000	2,185,800
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,143,650
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,995,375
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/18	1,305,000	1,327,250
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	1,650,000	1,829,487
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	3,335,000	3,393,629
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	2,000,000	2,333,040
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	1,750,000	2,033,447
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/31	1,500,000	1,738,425
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,351,060
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/42	2,500,000	2,730,625
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/52	5,150,000	5,693,016
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,160,379
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,382,328

	Principal Amount	Value
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	$1,000,000	$1,144,870
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,564,554
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	940,592
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,461,262
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,163,990
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	927,864
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.09%, 3/1/18, resets weekly off the MUNIPSA plus 1.00%	5,310,000	5,333,205
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 1.37%, 3/1/18, resets weekly off the MUNIPSA plus 0.28%	5,000,000	5,000,750
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 1.37%, 3/1/18, resets weekly off the MUNIPSA plus 0.28%	2,750,000	2,750,577
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 1.61%, 3/1/18, resets monthly off the 3-month LIBOR plus 0.37%	3,000,000	3,011,970
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 1.77%, 3/1/18, resets weekly off the 1-month LIBOR plus 0.65%	5,000,000	5,028,350
California Infrastructure & Economic Development Bank Rev., (Scripps Research Institute), 4.00%, 7/1/29	1,480,000	1,588,336
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	4,067,665
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 7/1/26	8,000,000	9,442,640
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/27 (GA: Walt & Lilly Disney Foundation)	1,000,000	1,178,480
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/31 (GA: Walt & Lilly Disney Foundation)	570,000	655,392
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(1)	665,000	787,340
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,326,958
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	534,365
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/18	250,000	254,380
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/23	815,000	936,060
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/27	500,000	596,035
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/28	1,040,000	1,238,786
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/39	750,000	855,960
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(4)	1,000,000	1,080,930

	Principal Amount	Value
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	$1,000,000	$1,146,750
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 1.00%, 3/1/18, resets daily off the remarketing agent (GA: Chevron Corp.)	1,900,000	1,900,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.00%, 3/1/18, resets daily off the remarketing agent (GA: Chevron Corp.)	3,935,000	3,935,000
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,104,830
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	583,331
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,214,270
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	619,147
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	831,050
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,241,131
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,126,010
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,146,960
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	1,000,000	1,140,280
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,421,153
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,551,549
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	5,000,000	5,469,750
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/47	1,000,000	1,087,300
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/19(1)	605,000	633,108
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.25%, 7/1/20, Prerefunded at 100% of Par(1)	1,760,000	1,906,344
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,334,838
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	1,600,000	1,849,584
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	1,100,000	1,272,997
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(1)	2,250,000	2,579,287
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(1)	3,000,000	3,466,680
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/27	600,000	703,128
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	900,000	1,058,094
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,000,000	1,164,510
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	400,000	461,760
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,150,750

	Principal Amount	Value
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	$565,000	$649,145
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	825,926
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,144,400
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	1,000,000	1,019,790
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,714,524
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,061,540
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,653,375
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	332,259
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,100,940
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(1)	1,000,000	1,105,960
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	817,341
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,174,650
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,178,990
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/43	1,750,000	1,966,055
California Municipal Finance Authority Rev., VRDN, 1.44%, 3/1/18, resets weekly off the MUNIPSA plus 0.35%	3,500,000	3,500,770
California Pollution Control Financing Authority Rev., (Pacific Gas & Electric Co.), VRDN, 0.96%, 3/1/18, resets daily off the remarketing agent (LOC: TD Bank N.A.)	4,100,000	4,100,000
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	553,410
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,095,160
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/19(4)	1,025,000	1,042,169
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/20(4)	1,115,000	1,139,474
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,518,770
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	1,250,000	1,347,762
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(4)	500,000	535,380
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(4)	380,000	393,756
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(4)	670,000	696,566
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(4)	635,000	658,946
California State Public Works Board Rev., 6.00%, 4/1/19, Prerefunded at 100% of Par(1)	2,130,000	2,236,798
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(1)	2,435,000	2,563,617

	Principal Amount	Value
California State Public Works Board Rev., 5.75%, 10/1/19, Prerefunded at 100% of Par(1)	$2,000,000	$2,135,500
California State Public Works Board Rev., 6.375%, 11/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,703,350
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,298,710
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(1)	1,000,000	1,138,570
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,250,680
California State Public Works Board Rev., 5.00%, 9/1/23, Prerefunded at 100% of Par(1)	1,865,000	2,162,262
California State Public Works Board Rev., 5.00%, 11/1/23	1,500,000	1,737,180
California State Public Works Board Rev., 5.00%, 4/1/25	1,800,000	2,015,820
California State Public Works Board Rev., 5.00%, 9/1/25	5,000,000	5,813,700
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,365,220
California State Public Works Board Rev., 5.00%, 5/1/27	5,000,000	5,811,500
California State Public Works Board Rev., 5.75%, 11/1/29	1,685,000	1,802,209
California State University Rev., 5.00%, 11/1/18	1,800,000	1,844,334
California State University Rev., 5.00%, 11/1/19	1,000,000	1,058,640
California State University Rev., 5.00%, 11/1/20	1,250,000	1,366,212
California State University Rev., 5.00%, 11/1/21	1,000,000	1,121,260
California State University Rev., 5.00%, 11/1/24	5,000,000	5,572,250
California State University Rev., 5.00%, 11/1/28	2,000,000	2,421,760
California State University Rev., 5.00%, 11/1/29	1,000,000	1,205,400
California State University Rev., 5.00%, 11/1/30	3,000,000	3,594,450
California State University Rev., 5.00%, 11/1/31	2,900,000	3,456,336
California State University Rev., 5.00%, 11/1/32	1,750,000	2,029,772
California State University Rev., VRDN, 4.00%, 11/1/23, resets off the remarketing agent	4,000,000	4,370,000
California Statewide Communities Development Authority Rev., 5.20%, 4/2/18, Prerefunded at 100% of Par (AGM)(1)	155,000	155,491
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/23	1,190,000	1,347,544
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/24	800,000	920,088
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/25	750,000	872,918
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,174,590
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,854,862
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	715,000	802,116
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/21	1,225,000	1,337,627
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,222,720
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,125,900
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,140,320
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,218,408
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,355,716

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	$1,250,000	$1,430,537
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,209,602
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,200,000	1,333,656
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	531,601
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	681,690
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	863,888
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	919,720
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,138,199
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	500,000	556,030
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/18	515,000	527,025
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,072,600
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	239,822
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	317,235
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/26	320,000	371,341
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/27	240,000	280,812
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/28	240,000	278,316
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	166,161
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	142,713
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	191,993
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	3,000,000	3,088,170
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/19, Prerefunded at 100% of Par(1)	2,225,000	2,328,373
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	8,400,000	9,192,624
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(4)	6,585,000	6,748,835
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(4)	3,000,000	3,080,940
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(4)	5,000,000	5,593,800

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(4)	$3,500,000	$3,743,565
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,165,106
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/21	300,000	327,033
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/22	225,000	249,095
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/23	400,000	448,016
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,137,320
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	679,020
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	974,887
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/46	1,500,000	1,640,220
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18, resets off the remarketing agent	1,775,000	1,774,805
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 2.625%, 12/1/23, resets off the remarketing agent	4,750,000	4,794,222
California Statewide Communities Development Authority Rev., (St. Joseph Health System), 5.125%, 7/1/18, Prerefunded at 100% of Par (NATL)(1)	2,000,000	2,026,120
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	2,070,000	2,276,524
California Statewide Communities Development Authority Rev., VRDN, 1.00%, 3/1/18, resets daily off the remarketing agent (GA: CHEVRON Corp.)	6,570,000	6,570,000
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	875,000	981,890
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,434,350
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	800,000	844,600
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	852,196
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,347,925
Chabot-Las Positas Community College District GO, 4.00%, 8/1/19	13,500,000	14,010,840
Chaffey Joint Union High School District GO, 5.00%, 8/1/30	3,125,000	3,562,375
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	1,220,000	1,384,761
Chula Vista Elementary School District COP, 5.00%, 9/1/25 (AGM)	1,290,000	1,528,598
City & County of San Francisco COP, 5.00%, 10/1/19	2,930,000	3,094,285
City & County of San Francisco COP, 5.00%, 4/1/26	5,000,000	5,930,300
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,167,640
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(2)	5,935,000	5,019,229
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,202,990
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,490,400
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,187,900
Del Mar Race Track Authority Rev., 4.00%, 10/1/19	1,275,000	1,321,334

	Principal Amount	Value
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	$1,330,000	$1,404,134
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	719,433
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/29	5,000,000	6,026,150
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,588,549
Eastern Municipal Water District COP, 5.00%, 7/1/18, Prerefunded at 100% of Par(1)	1,000,000	1,012,650
Fontana Special Tax, 4.00%, 9/1/18	740,000	748,318
Fontana Special Tax, 4.00%, 9/1/19	390,000	401,275
Fontana Special Tax, 5.00%, 9/1/20	545,000	583,117
Fontana Special Tax, 5.00%, 9/1/22	520,000	578,484
Fontana Special Tax, 5.00%, 9/1/24	575,000	657,380
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/31	2,345,000	2,778,004
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,195,000	1,410,148
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,000,000	3,531,630
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	589,100
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,144,060
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	6,250,000	7,314,250
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(2)	750,000	403,073
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(3)	2,300,000	2,032,717
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,070,000	2,078,854
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/20, resets off the remarketing agent	5,000,000	5,188,400
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	3,750,000	4,232,700
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,559,857
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,934,278
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,645,420
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,167,440
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,567,849
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	567,445
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	577,110
Golden State Tobacco Securitization Corp. Rev., 4.00%, 6/1/18	2,885,000	2,903,954
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	1,000,000	1,044,330
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	1,000,000	1,040,780
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,075,650
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,066,940
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,103,470
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,296,624

	Principal Amount	Value
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	$3,000,000	$3,374,430
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,435,000	2,759,366
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	10,000,000	11,433,600
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,149,850
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	10,000,000	11,508,300
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,424,392
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	4,000,000	4,579,080
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,113,340
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	2,625,000	2,628,255
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	4,145,000	4,134,637
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	940,000	947,050
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25(2)	3,000,000	2,447,220
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	872,378
Hayward Area Recreation and Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(1)	2,750,000	3,215,712
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,485,773
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	392,931
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,141,720
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,759,560
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	565,460
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,864,367
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,923,038
Irvine Special Assessment, 4.00%, 9/2/18	1,250,000	1,265,825
Irvine Special Assessment, 4.00%, 9/2/19	2,000,000	2,067,240
Irvine Special Assessment, 4.00%, 9/2/19	1,375,000	1,420,815
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,798,260
Irvine Special Assessment, VRDN, 0.96%, 3/1/18, resets daily off the remarketing agent (LOC: U.S. Bank N.A.)	11,836,000	11,836,000
Irvine Special Assessment, VRDN, 0.96%, 3/1/18, resets daily off the remarketing agent (LOC: State Street Bank & Trust Co.)	1,300,000	1,300,000
Irvine Special Assessment, VRDN, 0.96%, 3/1/18, resets daily off the remarketing agent (LOC: U.S. Bank N.A.)	11,600,000	11,600,000
Irvine Special Tax, 4.00%, 9/1/26	385,000	416,443
Irvine Special Tax, 4.00%, 9/1/28	1,275,000	1,360,144
Irvine Special Tax, 4.00%, 9/1/30	525,000	552,038
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,079,860
Irvine Special Tax, 5.00%, 9/1/49	1,000,000	1,070,300
Irvine Unified School District Special Tax, 5.00%, 9/1/18, Prerefunded at 100% of Par(1)	450,000	458,339
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,652,340
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,286,125
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,536,363
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	745,293
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,560,315
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	716,538

	Principal Amount	Value
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	$680,000	$790,663
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,153,600
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/19	1,150,000	1,211,123
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,134,588
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,889,780
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	682,298
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	343,451
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	249,959
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	676,612
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	507,762
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	709,386
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,545,000	1,833,003
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	695,000	872,239
Long Beach Harbor Rev., 5.00%, 11/15/18	5,000,000	5,132,100
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	724,757
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,553,369
Long Beach Marina System Rev., 5.00%, 5/15/25	500,000	567,780
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	912,368
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	682,602
Long Beach Marina System Rev., 5.00%, 5/15/40	3,750,000	4,125,262
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/24(3)	3,200,000	2,852,704
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,554,032
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,306,828
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,116,740
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/20	3,000,000	3,244,560
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	2,470,000	2,743,824
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/31	1,000,000	1,011,740
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, Capital Appreciation, 0.00%, 12/1/19 (AGM)(2)	1,500,000	1,451,250
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,290,416
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,169,557
Los Angeles Department of Airports Rev., 5.00%, 5/15/18	750,000	755,723
Los Angeles Department of Airports Rev., 5.25%, 5/15/18, Prerefunded at 100% of Par(1)	2,120,000	2,137,554
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	3,040,000	3,260,704
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,754,340
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,488,768
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,578,676
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,455,150

	Principal Amount	Value
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	$1,500,000	$1,739,625
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	3,000,000	3,209,700
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	2,000,000	2,125,940
Los Angeles Department of Water Rev., 5.00%, 7/1/23(5)	3,345,000	3,879,263
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,698,405
Los Angeles Department of Water Rev., 5.00%, 7/1/24(5)	4,350,000	5,139,264
Los Angeles Department of Water Rev., 5.00%, 7/1/25(5)	3,940,000	4,724,296
Los Angeles Department of Water Rev., 5.00%, 7/1/26(5)	4,040,000	4,903,469
Los Angeles Department of Water Rev., 5.00%, 7/1/27(5)	2,125,000	2,610,265
Los Angeles Department of Water Rev., 5.00%, 7/1/28(5)	2,840,000	3,474,740
Los Angeles Department of Water Rev., 5.00%, 7/1/29(5)	6,030,000	7,313,063
Los Angeles Department of Water & Power Power System Rev., 5.00%, 7/1/18	780,000	789,789
Los Angeles Department of Water & Power Power System Rev., 5.00%, 7/1/26	1,000,000	1,130,930
Los Angeles Department of Water & Power Power System Rev., 5.00%, 7/1/26	1,300,000	1,503,515
Los Angeles Department of Water & Power Power System Rev., 5.00%, 7/1/27	6,470,000	7,439,529
Los Angeles Department of Water & Power Power System Rev., 5.25%, 7/1/32	3,535,000	3,580,708
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,911,038
Los Angeles Unified School District GO, 5.00%, 7/1/18	3,845,000	3,893,755
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,328,440
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,242,618
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,693,886
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,881,150
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,151,565
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,002,700
Los Angeles Unified School District GO, 5.25%, 7/1/26	4,000,000	4,338,360
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,223,502
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,336,970
Los Angeles Wastewater System Rev., 5.75%, 6/1/19, Prerefunded at 100% of Par(1)	1,325,000	1,397,173
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,880,000	8,258,872
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,000,000	1,404,570
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,425,000	1,984,213
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,180,000	1,643,067
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(2)	5,905,000	4,099,251
Manteca Redevelopment Agency Tax Allocation, VRDN, 0.95%, 3/1/18, resets daily off the remarketing agent (LOC: State Street Bank & Trust Co.)	15,335,000	15,335,000
Menlo Park Community Development Agency Successor Agency Tax Allocation, 4.00%, 10/1/18	885,000	898,558
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/19	420,000	442,802
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	353,941
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,756,799

	Principal Amount	Value
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	$6,285,000	$7,423,779
Modesto Irrigation District COP, 5.75%, 4/1/19, Prerefunded at 100% of Par(1)	1,580,000	1,653,249
Modesto Irrigation District COP, 5.75%, 10/1/34	920,000	959,818
Mount San Antonio Community College District GO, 5.00%, 8/1/34	2,000,000	2,258,140
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/21	750,000	838,388
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,140,590
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/23	750,000	870,773
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/24	750,000	884,580
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,348,990
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	895,590
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/36	4,560,000	4,763,650
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,304,904
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,043,450
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	919,169
Newark Unified School District GO, 5.00%, 8/1/44	6,030,000	6,792,433
Newport Beach Rev., (Hoag Memorial Hospital/Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(1)	2,000,000	2,306,940
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,486,699
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,719,330
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,997,485
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,140,820
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/47	1,500,000	1,703,355
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,044,530
Northern California Power Agency Rev., 5.00%, 8/1/19	2,000,000	2,098,120
Northern California Power Agency Rev., 5.00%, 8/1/20	1,515,000	1,611,687
Northern California Power Agency Rev., 5.00%, 8/1/21	2,050,000	2,179,621
Northern California Power Agency Rev., 5.25%, 8/1/22	4,250,000	4,540,360
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,965,932
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,241,480
Northern California Transmission Agency Rev., 5.00%, 5/1/21	800,000	881,488
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,175,480
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,168,270
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,156,808
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,486,297
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,396,212
Oakland State Building Authority Rev., 5.00%, 12/1/22	3,825,000	4,343,976
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/20	1,670,000	1,809,695
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(1)	1,870,000	2,172,809
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/22	750,000	812,918
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(1)	3,150,000	3,646,692
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/23	1,400,000	1,619,912
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	650,000	775,333

	Principal Amount	Value
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	$2,500,000	$2,982,050
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/31	2,755,000	3,243,489
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	307,030
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	300,601
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	317,847
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	63,739
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	335,768
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	347,126
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	362,967
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	240,739
Orange County Special Assessment, 3.00%, 9/2/25	285,000	298,871
Orange County Special Assessment, 5.00%, 9/2/26	600,000	719,304
Orange County Special Assessment, 5.00%, 9/2/28	600,000	732,192
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,052,608
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,149,532
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,255,280
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,494,636
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,871,434
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	1,000,000	1,108,010
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,309,980
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,236,452
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,718,677
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,811,600
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,120,380
Oxnard School District GO, VRN, 3.00%, 8/1/20 (AGM)(3)	3,500,000	3,639,405
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	411,047
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,510,791
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,409,573
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,402,973
Palomar Health COP, 6.75%, 11/1/19, Prerefunded at 100% of Par(1)	500,000	542,875
Palomar Health COP, 5.25%, 11/1/20, Prerefunded at 100% of Par(1)	620,000	661,906
Palomar Health COP, 6.00%, 11/1/20, Prerefunded at 100% of Par(1)	1,870,000	2,084,732
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/20	535,000	569,812

	Principal Amount	Value
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	$770,000	$844,259
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	731,283
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	537,311
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	814,810
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,436,240
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/18 (NATL)(2)	3,615,000	3,589,731
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/19 (AGC)(3)	3,330,000	4,034,528
Palomar Health Rev., 5.00%, 11/1/21	3,625,000	3,924,425
Palomar Health Rev., 5.00%, 11/1/24	2,375,000	2,655,321
Palomar Health Rev., 5.00%, 11/1/27	4,100,000	4,627,916
Palomar Health Rev., 5.00%, 11/1/29	4,585,000	5,127,681
Palomar Health Rev., 5.00%, 11/1/39	3,580,000	3,883,441
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(2)	2,600,000	1,529,944
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,435,926
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,449,520
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,253,900
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	998,597
Porterville Public Financing Authority Rev., 5.625%, 10/1/36	4,000,000	4,516,280
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	4,890,000	1,921,281
Poway Unified School District Rev., 7.875%, 9/15/19, Prerefunded at 100% of Par(1)	1,010,000	1,106,920
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,655,000	1,872,484
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(1)	790,000	882,343
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(1)	1,300,000	1,457,456
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(1)	1,410,000	1,586,743
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,198,830
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,486,075
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,478,212
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,455,190
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,279,500
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	795,802
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/20, Prerefunded at 100% of Par(1)	1,560,000	1,755,842
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(1)	1,335,000	1,557,304
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(2)	1,000,000	673,140
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(2)	1,000,000	613,450

	Principal Amount	Value
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(2)	$1,555,000	$908,307
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,934,484
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,014,754
Riverside Water Rev., VRDN, 1.72%, 3/1/18, resets weekly off the MUNIPSA plus 0.63%	7,270,000	7,270,073
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,096,665
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,268,216
Roseville Special Tax, 5.00%, 9/1/25	750,000	864,158
Roseville Special Tax, 5.00%, 9/1/26	1,075,000	1,248,333
Roseville Special Tax, 5.00%, 9/1/28	1,025,000	1,180,513
Roseville Special Tax, 5.00%, 9/1/30	1,390,000	1,583,738
Roseville Special Tax, 5.00%, 9/1/31	1,000,000	1,128,940
Roseville Special Tax, 5.00%, 9/1/32	1,250,000	1,404,687
Roseville Special Tax, 5.00%, 9/1/34	1,050,000	1,169,144
Roseville Water Utility Rev., COP, 5.00%, 12/1/26	1,690,000	1,981,931
Roseville Water Utility Rev., COP, 5.00%, 12/1/27	2,250,000	2,628,337
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	1,355,000	1,434,159
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,076,980
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,076,740
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,076,500
Sacramento County Airport System Rev., 5.625%, 7/1/29	1,000,000	1,013,690
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,128,320
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 1.52%, 3/1/18, resets quarterly off the 3-month LIBOR plus 0.53% (NATL)	4,000,000	3,864,360
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,432,810
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,703,115
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,180,760
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,672,500
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	3,150,000	3,853,836
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,481,904
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/18	2,000,000	2,038,340
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,539,036
Sacramento Regional Transit District Rev., 5.00%, 3/1/18(1)	250,000	250,000
Salinas Union High School District GO, Capital Appreciation, 0.00%, 8/1/20(2)	5,000,000	4,776,700
San Bernardino Community College District GO, 5.50%, 8/1/18, Prerefunded at 100% of Par(1)	300,000	305,244
San Bernardino Community College District GO, 6.25%, 8/1/18, Prerefunded at 100% of Par(1)	8,000,000	8,164,480
San Bernardino Community College District GO, Capital Appreciation, 0.00%, 8/1/19(3)	17,240,000	19,591,019
San Bernardino County Rev., (WLP Parkview Place Apartments LLC), VRDN, 1.01%, 3/1/18, resets weekly off the remarketing agent (LOC: FNMA) (LIQ FAC: FNMA)	1,500,000	1,500,000
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 3.00%, 12/1/18 (AGM)	1,725,000	1,747,615
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/19 (AGM)	2,665,000	2,783,672

	Principal Amount	Value
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	$2,915,000	$3,177,787
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,622,289
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,696,093
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,501,134
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,351,800
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	2,550,000	2,855,592
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/27	1,050,000	1,268,190
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/29	800,000	953,752
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/34	2,500,000	2,906,400
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/36	1,500,000	1,731,960
San Diego Community College District GO, 5.00%, 8/1/30	3,000,000	3,449,610
San Diego Convention Center Expansion Financing Authority Rev., 4.00%, 4/15/18	1,160,000	1,163,874
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/18	300,000	306,945
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/19	300,000	316,473
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,719,742
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	275,000	322,251
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	764,323
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/19	1,290,000	1,352,733
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/21	2,000,000	2,154,900
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,170,560
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	991,194
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,161,680
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	810,089
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	801,675
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,153,760
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/43	1,000,000	1,116,070
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,555,978
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/25	5,250,000	6,238,365
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/26	2,390,000	2,826,008
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/27	3,485,000	4,120,769
San Diego Public Facilities Financing Authority Rev., 5.00%, 10/15/44	2,000,000	2,244,520
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(1)	3,680,000	3,838,755

	Principal Amount	Value
San Diego Public Facilities Financing Authority Sewer Rev., 5.25%, 5/15/20, Prerefunded at 100% of Par(1)	$3,400,000	$3,675,944
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/28	10,000,000	11,925,100
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/18, Prerefunded at 100% of Par(1)	1,000,000	1,015,630
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/21	2,000,000	2,221,500
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/24	2,000,000	2,262,180
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,133,940
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,153,750
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	286,338
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	570,170
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	853,178
San Diego Unified School District GO, 5.00%, 7/1/28	5,000,000	5,876,250
San Diego Unified School District GO, 5.00%, 7/1/31	1,500,000	1,791,015
San Diego Unified School District GO, 5.00%, 7/1/32	1,000,000	1,190,370
San Diego Unified School District GO, 5.00%, 7/1/33	2,075,000	2,460,597
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/32(2)	2,000,000	1,191,000
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/33(2)	2,000,000	1,138,360
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,770,615
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/18 (AGC)	2,000,000	2,012,460
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/19	1,500,000	1,562,625
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	980,000	1,080,950
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	1,210,000	1,334,642
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,124,370
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/23	1,500,000	1,718,115
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/24	1,625,000	1,743,170
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,399,600
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,557,347
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	2,150,000	2,283,988
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,581,850
San Francisco City & County Redevelopment Agency Tax Allocation, 5.50%, 8/1/18(1)	485,000	493,478
San Francisco City & County Redevelopment Agency Tax Allocation, 6.00%, 8/1/19(1)	510,000	542,946
San Francisco City & County Redevelopment Agency Tax Allocation, 6.00%, 8/1/20(1)	515,000	570,378

	Principal Amount	Value
San Francisco City & County Redevelopment Agency Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(1)	$500,000	$570,630
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/21	460,000	507,555
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/26	425,000	488,682
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/27	550,000	630,652
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/28	370,000	423,550
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/31	400,000	454,848
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/46 (AGM)	1,000,000	1,129,670
San Francisco Public Utilities Commission Water Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(1)	2,780,000	2,990,057
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,216,510
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	988,601
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	11,000,000	12,140,590
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,089,570
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,091,950
San Jose Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/27	1,000,000	1,212,270
San Jose Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28	1,000,000	1,203,880
San Jose Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29	1,000,000	1,195,550
San Jose Unified School District GO, 5.00%, 8/1/18	2,100,000	2,133,075
San Jose Unified School District GO, 5.00%, 8/1/19	1,000,000	1,050,500
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,540,770
San Mateo Special Tax, 5.50%, 9/1/44	750,000	819,090
San Mateo County Transit District Rev., 5.25%, 6/1/18 (NATL)(1)	2,680,000	2,706,452
San Mateo Joint Powers Financing Authority Rev., 5.00%, 6/15/18	1,000,000	1,010,940
Santa Clara Electric Rev., 5.00%, 7/1/30	1,500,000	1,651,395
Santa Clara Valley Transportation Authority Rev., 5.00%, 4/1/20	4,000,000	4,293,360
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,687,215
Santa Monica Redevelopment Agency Tax Allocation, 5.00%, 7/1/42	1,000,000	1,092,450
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,130,090
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(2)	9,000,000	7,609,410
Simi Valley Unified School District GO, 5.00%, 8/1/26	1,990,000	2,402,248
Simi Valley Unified School District GO, 5.00%, 8/1/27	1,500,000	1,831,080
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,114,620
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,624,743
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,269,191

	Principal Amount	Value
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	$1,325,000	$1,507,943
South Orange County Public Financing Authority Rev., 4.50%, 6/1/18	2,700,000	2,721,330
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/20	1,100,000	1,193,478
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/21	1,500,000	1,670,100
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,383,072
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,330,245
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,195,300
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,393,507
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,628,569
South Placer Wastewater Authority Rev., 5.00%, 11/1/36	8,475,000	9,902,953
Southern California Public Power Authority Rev., 5.00%, 7/1/18	1,880,000	1,903,331
Southern California Public Power Authority Rev., 5.00%, 7/1/18	2,000,000	2,024,820
Southern California Public Power Authority Rev., 6.00%, 7/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,031,520
Southern California Public Power Authority Rev., 5.00%, 7/1/20	4,000,000	4,323,200
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	3,084,354
Southern California Public Power Authority Rev., 5.00%, 7/1/22	2,875,000	2,911,829
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,112,860
State of California GO, 5.00%, 3/1/18, Prerefunded at 100% of Par(1)	1,690,000	1,690,000
State of California GO, 5.00%, 7/1/18(1)	1,565,000	1,584,797
State of California GO, 5.00%, 7/1/19(1)	4,505,000	4,720,429
State of California GO, 5.00%, 9/1/19	7,645,000	8,049,038
State of California GO, 5.25%, 10/1/20	5,000,000	5,302,250
State of California GO, 5.00%, 3/1/23	10,000,000	11,445,500
State of California GO, 5.50%, 4/1/24	4,600,000	4,800,468
State of California GO, 5.00%, 8/1/26	4,800,000	5,685,840
State of California GO, 5.00%, 8/1/26	3,250,000	3,892,980
State of California GO, 5.00%, 12/1/26	1,045,000	1,210,068
State of California GO, 5.00%, 2/1/27	10,000,000	11,357,100
State of California GO, 5.00%, 2/1/28	6,795,000	7,689,969
State of California GO, 5.00%, 3/1/28	8,000,000	9,343,680
State of California GO, 5.75%, 4/1/28	5,000,000	5,231,800
State of California GO, 5.00%, 11/1/29	2,625,000	3,000,795
State of California GO, 5.75%, 4/1/31	5,000,000	5,228,500
State of California GO, 6.50%, 4/1/33	7,500,000	7,909,500
State of California GO, 5.50%, 3/1/40	3,000,000	3,219,870
State of California GO, VRDN, 1.79%, 3/1/18, resets monthly off the 1-month LIBOR plus 0.70%	1,700,000	1,717,068
State of California GO, VRDN, 1.86%, 3/1/18, resets monthly off the 1-month LIBOR plus 0.76%	4,000,000	4,059,080
State of California GO, VRDN, 4.00%, 12/1/21, resets off the remarketing agent	4,000,000	4,281,520

	Principal Amount	Value
State of California GO, VRN, 1.99%, 3/1/18, resets weekly off the MUNIPSA plus 0.90%	$4,000,000	$4,000,960
State of California GO, VRN, 2.09%, 3/1/18, resets weekly off the MUNIPSA plus 1.00%	1,600,000	1,607,856
State of California GO, VRN, 2.24%, 3/1/18, resets weekly off the MUNIPSA plus 1.15%	1,920,000	1,946,880
State of California Department of Water Resources Rev., 5.00%, 12/1/19, Prerefunded at 100% of Par(1)	905,000	960,694
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18	4,000,000	4,025,080
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(1)	1,430,000	1,439,109
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(1)	1,800,000	1,811,466
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,212,900
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20	14,215,000	15,298,609
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(1)	1,860,000	1,998,477
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	11,054,500
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,140,000	1,225,375
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	4,180,000	4,732,136
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,600,815
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,656,435
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,276,717
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,627,887
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,736,338
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,156,860
Stockton Public Financing Authority Rev., 6.25%, 10/1/38	1,500,000	1,783,515
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	750,000	886,628
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	575,000	607,672
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	483,120
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	1,020,097
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	716,472
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,723,545
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,052,324
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,070,627
Stockton Unified School District GO, 5.00%, 8/1/30	11,165,000	12,871,794
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	585,625
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,345,332
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	883,353

	Principal Amount	Value
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	$750,000	$863,985
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/18 (BAM)	325,000	330,288
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/19 (BAM)	265,000	277,028
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	432,448
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	569,693
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	309,810
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,256,480
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	1,000,000	1,001,720
Town of Hillsborough COP, VRDN, 1.07%, 3/1/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	1,165,000	1,165,000
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(1)	2,200,000	2,278,496
Tustin Community Facilities District Special Tax, 5.00%, 9/1/22	480,000	541,637
Tustin Community Facilities District Special Tax, 5.00%, 9/1/23	725,000	832,402
Tustin Community Facilities District Special Tax, 5.00%, 9/1/28	1,000,000	1,142,760
Tustin Community Facilities District Special Tax, 5.00%, 9/1/30	1,000,000	1,136,980
Tustin Unified School District Special Tax, 6.00%, 9/1/20, Prerefunded at 100% of Par(1)	2,000,000	2,217,180
University of California Rev., 5.00%, 5/15/18, Prerefunded at 101% of Par(1)	760,000	773,490
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	1,255,000	1,312,090
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	2,210,000	2,310,533
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	4,285,000	4,482,581
University of California Rev., 5.00%, 5/15/20	1,405,000	1,429,883
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(1)	2,840,000	3,198,834
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(1)	1,395,000	1,604,501
University of California Rev., 5.00%, 5/15/25	6,855,000	7,895,452
University of California Rev., 5.00%, 5/15/26	11,300,000	13,355,244
University of California Rev., 5.00%, 5/15/26	3,310,000	3,713,952
University of California Rev., VRDN, 1.40%, 5/15/21, resets off the remarketing agent	1,650,000	1,623,451
University of California Rev., VRDN, 5.00%, 5/15/23, resets off the remarketing agent	9,935,000	11,427,038
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,212,733
Upland COP, 5.00%, 1/1/29	1,510,000	1,729,403
Upland COP, 5.00%, 1/1/32	1,475,000	1,665,481
Upland COP, 4.00%, 1/1/36	1,000,000	1,017,880
Upland COP, 4.00%, 1/1/42	1,000,000	1,006,430
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/18	600,000	606,906

	Principal Amount	Value
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/19	$600,000	$622,188
Washington Township Health Care District Rev., 5.00%, 7/1/29	600,000	675,156
Washington Township Health Care District Rev., 3.50%, 7/1/30	760,000	740,620
Washington Township Health Care District Rev., 5.00%, 7/1/30	1,200,000	1,343,184
Washington Township Health Care District Rev., 3.75%, 7/1/31	400,000	397,492
Washington Township Health Care District Rev., 4.00%, 7/1/32	135,000	136,675
Washington Township Health Care District Rev., 5.00%, 7/1/35	990,000	1,091,544
Washington Township Health Care District Rev., 4.00%, 7/1/36	200,000	196,924
Washington Township Health Care District Rev., 4.00%, 7/1/37	200,000	196,030
Washington Township Health Care District Rev., 4.00%, 7/1/37	1,000,000	980,150
Washington Township Health Care District Rev., 5.00%, 7/1/42	1,000,000	1,088,560
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,309,940
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,430,380
West Contra Costa Unified School District GO, 5.00%, 8/1/34	1,200,000	1,367,580
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,703,790
West Contra Costa Unified School District GO, 0.00%, 8/1/32 (AGC)(2)	2,000,000	1,180,720
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/18 (XLCA)	1,490,000	1,514,540
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/19 (XLCA)	995,000	1,039,865
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/20 (XLCA)	1,195,000	1,275,866
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,690,000	1,961,701
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,369,707
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/38(2)	9,000,000	4,107,240
		1,836,793,466
Guam — 0.4%
Guam Government GO, 6.00%, 11/15/19	435,000	453,026
Guam Government Power Authority Rev., 5.00%, 10/1/19 (AGM)	1,000,000	1,047,930
Guam Government Power Authority Rev., 5.50%, 10/1/20, Prerefunded at 100% of Par(1)	2,150,000	2,355,949
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21	300,000	324,813
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	357,123
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	554,415
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	390,072
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	392,805
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	564,165
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,018,116
		7,458,414
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,787,621,241)		1,844,251,880
OTHER ASSETS AND LIABILITIES — (0.4)%		(7,025,869)
TOTAL NET ASSETS — 100.0%		$1,837,226,011

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	248	June 2018	USD	24,800,000	$29,771,625	$45,942

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,062,123, which represented 1.4% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 28, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,787,621,241)	$1,844,251,880
Cash	47,702
Deposits with broker for futures contracts	235,600
Receivable for investments sold	6,826,145
Receivable for capital shares sold	1,260,645
Interest receivable	20,403,688
1,873,025,660

Liabilities
Payable for investments purchased	32,160,898
Payable for capital shares redeemed	2,131,859
Payable for variation margin on futures contracts	62,000
Accrued management fees	589,443
Distribution and service fees payable	18,422
Dividends payable	837,027
35,799,649

Net Assets	$1,837,226,011

Net Assets Consist of:
Capital paid in	$1,781,054,766
Distributions in excess of net investment income	(1,784)
Accumulated net realized loss	(503,552)
Net unrealized appreciation	56,676,581
$1,837,226,011

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,381,659,186	118,209,091	$11.69
I Class	$407,405,116	34,847,553	$11.69
Y Class	$7,032,362	601,629	$11.69
A Class	$23,161,690	1,980,876	$11.69*
C Class	$17,967,657	1,536,126	$11.70
*Maximum offering price $12.24 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$27,389,274

Expenses:
Management fees	3,751,172
Distribution and service fees:
A Class	30,431
C Class	90,455
Trustees' fees and expenses	51,971
Other expenses	903
3,924,932

Net investment income (loss)	23,464,342

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,975,051
Futures contract transactions	(139,228)
4,835,823

Change in net unrealized appreciation (depreciation) on:
Investments	(53,518,489)
Futures contracts	45,942
(53,472,547)

Net realized and unrealized gain (loss)	(48,636,724)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,172,382)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2018 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2017
Increase (Decrease) in Net Assets	February 28, 2018	August 31, 2017
Operations
Net investment income (loss)	$23,464,342	$39,501,225
Net realized gain (loss)	4,835,823	(1,951,039)
Change in net unrealized appreciation (depreciation)	(53,472,547)	(32,683,299)
Net increase (decrease) in net assets resulting from operations	(25,172,382)	4,866,887

Distributions to Shareholders
From net investment income:
Investor Class	(17,288,605)	(30,211,078)
I Class	(5,661,848)	(8,221,972)
Y Class	(92,298)	(20,623)
A Class	(280,629)	(782,915)
C Class	(140,828)	(264,637)
Decrease in net assets from distributions	(23,464,208)	(39,501,225)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	264,900,557	(12,348,127)

Net increase (decrease) in net assets	216,263,967	(46,982,465)

Net Assets
Beginning of period	1,620,962,044	1,667,944,509
End of period	$1,837,226,011	$1,620,962,044

Distributions in excess of net investment income	$(1,784)	$(1,918)

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2018 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 28, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 28, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $19,203,000 and $25,465,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2018 were $429,542,558 and $459,165,489, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2018		Year ended August 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	8,285,625	$98,475,950	28,555,756	$337,178,944
Issued in connection with reorganization (Note 10)	25,334,051	302,675,343	—	—
Issued in reinvestment of distributions	1,103,288	13,050,700	1,894,579	22,430,340
Redeemed	(16,220,519)	(192,522,982)	(37,128,247)	(437,782,909)
	18,502,445	221,679,011	(6,677,912)	(78,173,625)
I Class
Sold	9,633,984	114,590,612	16,257,663	192,865,962
Issued in connection with reorganization (Note 10)	443,483	5,297,825	—	—
Issued in reinvestment of distributions	427,917	5,064,203	676,414	8,010,731
Redeemed	(7,181,159)	(85,205,270)	(9,761,771)	(114,578,900)
	3,324,225	39,747,370	7,172,306	86,297,793
Y Class
Sold	159,033	1,889,717	525,409	6,241,732
Issued in reinvestment of distributions	7,802	92,298	1,723	20,623
Redeemed	(84,615)	(1,001,554)	(7,723)	(92,347)
	82,220	980,461	519,409	6,170,008
A Class
Sold	203,300	2,407,372	375,434	4,424,578
Issued in connection with reorganization (Note 10)	534,573	6,390,877	—	—
Issued in reinvestment of distributions	22,847	270,333	57,669	682,383
Redeemed	(682,408)	(8,095,836)	(2,381,374)	(28,086,003)
	78,312	972,746	(1,948,271)	(22,979,042)
C Class
Sold	30,606	365,785	234,957	2,795,555
Issued in connection with reorganization (Note 10)	304,020	3,635,324	—	—
Issued in reinvestment of distributions	10,101	119,588	18,957	224,556
Redeemed	(218,381)	(2,599,728)	(564,016)	(6,683,372)
	126,346	1,520,969	(310,102)	(3,663,261)
Net increase (decrease)	22,113,548	$264,900,557	(1,244,570)	$(12,348,127)

(1)	April 10, 2017 (commencement of sale) through August 31, 2017 for the Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $24,800,000 futures contracts sold.

The value of interest rate risk derivative instruments as of February 28, 2018, is disclosed on the Statement of Assets and Liabilities as a liability of $62,000 in payable for variation margin on futures contracts.* For the six months ended February 28, 2018, the effect of interest rate risk derivative instruments on the
Statement of Operations was $(139,228) in net realized gain (loss) on futures contract transactions and
$45,942 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,787,621,241
Gross tax appreciation of investments	$64,627,407
Gross tax depreciation of investments	(7,996,768)
Net tax appreciation (depreciation) of investments	$56,630,639

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2017, the fund had accumulated short-term capital losses of $(5,339,375), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Reorganization

On June 14, 2017, the Board of Trustees approved an agreement and plan of reorganization (the reorganization), whereby the net assets of California Long-Term Tax-Free Fund, one fund in a series issued by the trust, were transferred to California Intermediate-Term Tax-Free Bond Fund in exchange for shares of California Intermediate-Term Tax-Free Bond Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of California Intermediate-Term Tax-Free Bond Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on October 20, 2017.

The reorganization was accomplished by a tax-free exchange of shares. On October 20, 2017, California Long-Term Tax-Free Fund exchanged its shares for shares of California Intermediate-Term Tax-Free Bond Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
California Long-Term Tax-Free Fund – Investor Class	26,325,383	California Intermediate-Term Tax-Free Bond Fund – Investor Class	25,334,051
California Long-Term Tax-Free Fund – I Class	460,837	California Intermediate-Term Tax-Free Bond Fund – I Class	443,483
California Long-Term Tax-Free Fund – A Class	555,974	California Intermediate-Term Tax-Free Bond Fund – A Class	534,573
California Long-Term Tax-Free Fund – C Class	316,180	California Intermediate-Term Tax-Free Bond Fund – C Class	304,020

The net assets of California Long-Term Tax-Free Fund and California Intermediate-Term Tax-Free Bond Fund immediately before the reorganization were $317,999,369 and $1,626,564,192, respectively. California Long-Term Tax-Free Fund's unrealized appreciation of $24,755,277 was combined with that of California Intermediate-Term Tax-Free Bond Fund. Immediately after the reorganization, the combined net assets were $1,944,563,561.

Assuming the reorganization had been completed on September 1, 2017, the beginning of the annual reporting period, the pro forma results of operations for the period ended February 28, 2018 are as follows:

Net investment income (loss)	$24,906,439
Net realized and unrealized gain (loss)	(49,415,552)
Net decrease in net assets resulting from operations	$(24,509,113)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of California Long-Term Tax-Free Fund that have been included in the fund’s Statement of Operations since October 20, 2017.
11. Recently Issued Accounting Standards
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$12.00	0.15	(0.31)	(0.16)	(0.15)	—	(0.15)	$11.69	(1.34)%	0.47%(4)	2.56%(4)	24%	$1,381,659
2017	$12.24	0.29	(0.24)	0.05	(0.29)	—	(0.29)	$12.00	0.46%	0.47%	2.43%	52%	$1,196,600
2016	$11.85	0.28	0.39	0.67	(0.28)	—	(0.28)	$12.24	5.74%	0.47%	2.34%	23%	$1,301,751
2015	$11.94	0.29	(0.09)	0.20	(0.29)	—	(0.29)	$11.85	1.68%	0.47%	2.42%	30%	$1,216,943
2014	$11.36	0.29	0.58	0.87	(0.29)	—	(0.29)	$11.94	7.68%	0.47%	2.52%	52%	$1,064,224
2013	$11.96	0.30	(0.60)	(0.30)	(0.30)	—(5)	(0.30)	$11.36	(2.51)%	0.47%	2.48%	46%	$1,000,450
I Class
2018(3)	$12.00	0.16	(0.31)	(0.15)	(0.16)	—	(0.16)	$11.69	(1.24)%	0.27%(4)	2.76%(4)	24%	$407,405
2017	$12.24	0.31	(0.24)	0.07	(0.31)	—	(0.31)	$12.00	0.66%	0.27%	2.63%	52%	$378,363
2016	$11.85	0.31	0.39	0.70	(0.31)	—	(0.31)	$12.24	5.95%	0.27%	2.54%	23%	$298,010
2015	$11.94	0.31	(0.09)	0.22	(0.31)	—	(0.31)	$11.85	1.88%	0.27%	2.62%	30%	$232,892
2014	$11.37	0.32	0.57	0.89	(0.32)	—	(0.32)	$11.94	7.90%	0.27%	2.72%	52%	$207,978
2013	$11.96	0.32	(0.59)	(0.27)	(0.32)	—(5)	(0.32)	$11.37	(2.32)%	0.27%	2.68%	46%	$160,329
Y Class
2018(3)	$12.00	0.16	(0.31)	(0.15)	(0.16)	—	(0.16)	$11.69	(1.22)%	0.24%(4)	2.79%(4)	24%	$7,032
2017(6)	$11.78	0.12	0.23	0.35	(0.13)	—	(0.13)	$12.00	2.94%	0.24%(4)	2.62%(4)	52%(7)	$6,233

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$12.00	0.14	(0.31)	(0.17)	(0.14)	—	(0.14)	$11.69	(1.46)%	0.72%(4)	2.31%(4)	24%	$23,162
2017	$12.24	0.26	(0.24)	0.02	(0.26)	—	(0.26)	$12.00	0.21%	0.72%	2.18%	52%	$22,836
2016	$11.85	0.25	0.39	0.64	(0.25)	—	(0.25)	$12.24	5.47%	0.72%	2.09%	23%	$47,126
2015	$11.94	0.26	(0.09)	0.17	(0.26)	—	(0.26)	$11.85	1.42%	0.72%	2.17%	30%	$39,308
2014	$11.37	0.27	0.57	0.84	(0.27)	—	(0.27)	$11.94	7.41%	0.72%	2.27%	52%	$32,899
2013	$11.96	0.27	(0.59)	(0.32)	(0.27)	—(5)	(0.27)	$11.37	(2.76)%	0.72%	2.23%	46%	$36,644
C Class
2018(3)	$12.01	0.09	(0.31)	(0.22)	(0.09)	—	(0.09)	$11.70	(1.82)%	1.47%(4)	1.56%(4)	24%	$17,968
2017	$12.24	0.17	(0.23)	(0.06)	(0.17)	—	(0.17)	$12.01	(0.46)%	1.47%	1.43%	52%	$16,929
2016	$11.86	0.16	0.38	0.54	(0.16)	—	(0.16)	$12.24	4.60%	1.47%	1.34%	23%	$21,058
2015	$11.95	0.17	(0.09)	0.08	(0.17)	—	(0.17)	$11.86	0.67%	1.47%	1.42%	30%	$16,531
2014	$11.37	0.18	0.58	0.76	(0.18)	—	(0.18)	$11.95	6.71%	1.47%	1.52%	52%	$17,738
2013	$11.97	0.18	(0.60)	(0.42)	(0.18)	—(5)	(0.18)	$11.37	(3.56)%	1.47%	1.48%	46%	$19,555

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended February 28, 2018 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through August 31, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91773 1804

Semiannual Report

February 28, 2018

California Tax-Free Money Market Fund
Investor Class (BCTXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 28, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Rising Rates, Tax-Reform Debate Weighed on Muni Returns

Early in the reporting period, the broad backdrop for U.S. bonds began shifting from generally supportive to somewhat challenging. Continued economic gains, along with anticipated Federal Reserve (Fed) action, helped push inflation expectations and U.S. Treasury yields higher. In October, the Fed launched a plan to gradually reduce its $4.5 trillion balance sheet, and in December, the Fed implemented its third rate hike of the year. The central bank also indicated it would lift rates three times in 2018, a slightly more-hawkish outlook than investors had expected.

In addition to these influences, municipal bonds (munis) faced another challenge. After stalling on President Trump’s tax-cut proposals for much of the year, Congress revisited tax reform in late 2017. The debate surrounding certain provisions related to the muni market pressured muni performance ahead of the December vote. However, the final legislation was devoid of many surprises and left intact the tax-exempt status of most munis.

The new year ushered in a new set of concerns. Stronger economic data, including robust year-over-year wage growth, further fueled expectations for rising inflation, higher rates, and a more-hawkish Fed. Treasury yields climbed to their highest levels in several years, and bond returns continued to tumble. Overall, for the six-month period, U.S. Treasury returns declined nearly 3%, according to Bloomberg Barclays. Munis declined, too, but they outperformed Treasuries, largely due to supportive supply/demand factors. California munis modestly outperformed national munis.

With inflationary pressures mounting, Treasury yields rising, and the implications of tax reform unfolding, fixed-income investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

February 28, 2018
Yields
7-Day Current Yield	0.65%
7-Day Effective Yield	0.65%

Portfolio at a Glance
Weighted Average Maturity	14 days
Weighted Average Life	21 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	93%
31-90 days	4%
91-180 days	2%
More than 180 days	1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid During Period(1) 9/1/17 - 2/28/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,003.00	$2.48	0.50%
Hypothetical
Investor Class	$1,000	$1,022.32	$2.51	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

FEBRUARY 28, 2018 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 96.4%
California — 96.4%
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 1.14%, 3/1/18, resets weekly off the remarketing agent (LOC: Bank of Stockton and FHLB)	$3,095,000	$3,095,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 1.14%, 3/1/18, resets weekly off the remarketing agent (LOC: First Republic Bank and FHLB)	5,855,000	5,855,000
California Housing Finance Agency Rev., VRDN, 1.08%, 3/7/18, resets weekly off the remarketing agent (LOC: Citibank N.A.)	7,815,000	7,815,000
California Infrastructure & Economic Development Bank Rev., (Bay Institute Aquarium Foundation), VRDN, 1.05%, 3/1/18, resets weekly off the remarketing agent (LOC: Union Bank N.A. and FHLB)	2,335,000	2,335,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.15%, 3/1/18, resets weekly off the remarketing agent (LOC: Rabobank N.A. and Rabobank Nederland)	4,565,000	4,565,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.15%, 3/1/18, resets weekly off the remarketing agent (LOC: Rabobank N.A. and Rabobank Cooperatieve)	2,035,000	2,035,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 1.20%, 3/1/18, resets weekly off the remarketing agent (LOC: Bank of the West)	880,000	880,000
California Infrastructure & Economic Development Bank Rev., VRDN, 1.14%, 3/1/18, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Municipal Finance Authority Rev., (Central Coast YMCA), VRDN, 1.14%, 3/1/18, resets weekly off the remarketing agent (LOC: Pacific Capital Bank N.A. and FHLB)	4,320,000	4,320,000
California Municipal Finance Authority Rev., (High Desert Partnership In Academic Excellence Foundation, Inc.), VRDN, 1.14%, 3/1/18, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	1,955,000	1,955,000
California Pollution Control Financing Authority Rev., (Recology, Inc.), VRDN, 1.10%, 3/1/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,300,000	1,300,000
California Statewide Communities Development Authority COP, VRDN, 1.10%, 3/7/18, resets weekly off the remarketing agent (LOC: MUFG Union Bank)	395,000	395,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.12%, 3/7/18, resets weekly off the remarketing agent	700,000	700,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.15%, 3/7/18, resets weekly off the remarketing agent	7,300,000	7,300,000
City & County of San Francisco, 1.12%, 4/10/18 (LOC: Wells Fargo Bank N.A.)	4,000,000	4,000,000
Fresno Rev., (Wasatch Pool Holdings LLC), VRDN, 1.09%, 3/1/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	3,200,000	3,200,000
Irvine Ranch Water District Special Assessment, VRN, 1.08%, 3/1/18, resets weekly off the remarketing agent	4,000,000	4,000,000
Irvine Ranch Water District Special Assessment, VRN, 1.08%, 3/1/18, resets weekly off the remarketing agent	4,000,000	4,000,000

6

	Principal Amount	Value
Los Angeles Rev., 5.00%, 6/28/18	$1,000,000	$1,013,143
Los Angeles Community Redevelopment Agency Rev., (Forest City Southpark Two, Inc.), VRDN, 0.98%, 3/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	8,000,000	8,000,000
Los Angeles County Metropolitan Transportation Authority, 1.08%, 3/7/18 (LOC: Citibank N.A.)	2,000,000	2,000,000
Martinez Rev., (Muirwood Square Investors LP), VRDN, 0.97%, 3/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	4,600,000	4,600,000
Metropolitan Water District of Southern California Rev., VRN, 1.14%, 3/1/18, resets weekly off the remarketing agent	5,000,000	5,000,000
Metropolitan Water District of Southern California Rev., VRN, 1.14%, 3/1/18, resets weekly off the remarketing agent	2,000,000	2,000,000
Mission Viejo Community Development Financing Authority Rev., VRDN, 1.09%, 3/7/18, resets weekly off the remarketing agent (LOC: MUFG Union Bank N.A.)	7,600,000	7,600,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 1.14%, 3/1/18, resets weekly off the remarketing agent (LOC: Bank of the Sierra and FHLB)	5,940,000	5,940,000
Riverside County COP, VRDN, 1.07%, 3/1/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	500,000	500,000
Riverside County Rev., 3.00%, 10/25/18	2,500,000	2,533,179
Sacramento County Sanitation Districts Financing Authority Rev., VRDN, 1.11%, 3/1/18, resets weekly off the remarketing agent (FGIC)(LOC: Societe Generale)(1)	1,325,000	1,325,000
San Bernardino County Rev., (WLP Parkview Place Apartments LLC), VRDN, 1.01%, 3/1/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	3,600,000	3,600,000
San Bernardino County Flood Control District Rev., VRDN, 1.13%, 3/1/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	3,000,000	3,000,000
San Diego County Water Authority Financing Corp, 1.33%, 3/8/18	4,000,000	4,000,000
San Diego Public Facilities Financing Authority Water Rev., 1.25%, 8/7/18 (LOC: Bank of America N.A.)	2,000,000	2,000,000
San Francisco City & County Public Utilities Commission, 1.13%, 4/5/18 (LOC: State Street Bank & Trust Co.)	2,000,000	2,000,000
Santa Clara County Housing Authority Rev., (SR Fountains LP), VRDN, 1.08%, 3/1/18, resets weekly off the remarketing agent (LOC: Citibank N.A.)	690,000	690,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 1.19%, 3/1/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.12%, 3/1/18, resets weekly off the remarketing agent (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.19%, 3/1/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.24%, 3/1/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
Town of Apple Valley COP, VRDN, 1.14%, 3/1/18, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	760,000	760,000
Town of Hillsborough COP, VRDN, 1.07%, 3/1/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	7,215,000	7,215,000
Town of Hillsborough COP, VRDN, 1.07%, 3/1/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	500,000	500,000
University of California Rev., VRDN, 1.05%, 3/1/18, resets weekly off the remarketing agent	2,000,000	2,000,000

7

	Principal Amount	Value
Victorville Joint Powers Finance Authority Rev., VRDN, 1.59%, 3/1/18, resets weekly off the remarketing agent (LOC: BNP Paribas)	$13,715,000	$13,715,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 1.15%, 3/1/18, resets weekly off the remarketing agent (LOC: Bank of the West)	6,070,000	6,070,000
TOTAL INVESTMENT SECURITIES — 96.4%		162,591,322
OTHER ASSETS AND LIABILITIES — 3.6%		5,996,853
TOTAL NET ASSETS — 100.0%		$168,588,175

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $18,075,000, which represented 10.7% of total net assets.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

FEBRUARY 28, 2018 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$162,591,322
Cash	709,536
Receivable for investments sold	5,050,548
Receivable for capital shares sold	80,949
Interest receivable	274,383
168,706,738

Liabilities
Payable for capital shares redeemed	54,490
Accrued management fees	63,328
Dividends payable	745
118,563

Net Assets	$168,588,175

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	168,588,169

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$168,588,175

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$908,931

Expenses:
Management fees	406,710
Trustees' fees and expenses	4,934
Other expenses	93
411,737

Net investment income (loss)	497,194

Net Increase (Decrease) in Net Assets Resulting from Operations	$497,194

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2018 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2017
Increase (Decrease) in Net Assets	February 28, 2018	August 31, 2017
Operations
Net investment income (loss)	$497,194	$558,177
Net realized gain (loss)	—	1,100
Net increase (decrease) in net assets resulting from operations	497,194	559,277

Distributions to Shareholders
From net investment income	(497,194)	(558,177)
From net realized gains	(1,100)	(24,559)
Decrease in net assets from distributions	(498,294)	(582,736)

Capital Share Transactions
Proceeds from shares sold	32,034,826	59,455,310
Proceeds from reinvestment of distributions	490,177	572,774
Payments for shares redeemed	(32,717,269)	(60,863,189)
Net increase (decrease) in net assets from capital share transactions	(192,266)	(835,105)

Net increase (decrease) in net assets	(193,366)	(858,564)

Net Assets
Beginning of period	168,781,541	169,640,105
End of period	$168,588,175	$168,781,541

Transactions in Shares of the Fund
Sold	32,034,826	59,455,310
Issued in reinvestment of distributions	490,177	572,774
Redeemed	(32,717,269)	(60,863,189)
Net increase (decrease) in shares of the fund	(192,266)	(835,105)

See Notes to Financial Statements.

11

Notes to Financial Statements

FEBRUARY 28, 2018 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

12

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended February 28, 2018 was 0.49%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,540,000 and $10,243,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

13

7. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2018(2)	$1.00	—(3)	—	—(3)	—(3)	—(3)	—(3)	$1.00	0.30%	0.50%(4)	0.50%(4)	0.59%(4)	0.59%(4)	$168,588
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.35%	0.50%	0.50%	0.33%	0.33%	$168,782
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.02%	0.29%	0.50%	0.02%	(0.19)%	$169,640
2015	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.13%	0.50%	0.01%	(0.36)%	$199,644
2014	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.16%	0.50%	0.01%	(0.33)%	$221,042
2013	$1.00	—(3)	—	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.28%	0.50%	0.01%	(0.21)%	$241,081

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended February 28, 2018 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91774 1804

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	April 24, 2018

By:	/s/ C. Jean Wade
Name: C. Jean Wade
Title: Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 24, 2018